Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
Current assets:
Cash		$ 5,184,100		$ 2,607,973		$ 2,622,279
Prepaid expenses and other current assets, net		2,547,048		443,137		163,709
Total current assets		7,731,148		3,051,110		2,785,988
Equipment, net		355,274		524,528		718,697
Right-of-use assets, net		180,851		126,740		235,373
Intangible assets, net		20,325		118,998		250,321
Deferred initial public offering (“IPO”) costs				638,871		553,471
Other non-current assets						56,127
Total non-current assets		556,450		1,409,137		1,813,989
TOTAL ASSETS		8,287,598		4,460,247		4,599,977
Current liabilities:
Accounts payable, accruals, and other current liabilities		3,974,986	[1]	2,670,249	[1],[2]	3,059,016	[2]
Lease payable - current		138,357		62,211		216,567
Total current liabilities		4,113,343		2,732,460		3,275,583
Lease payable – non-current		44,472		64,529		18,806
Total non-current liabilities		44,472		64,529		18,806
TOTAL LIABILITIES		4,157,815		2,796,989		3,294,389
Commitments and contingencies
Stockholders’ equity
Common stock value	[3]	21,640		20,000		20,000
Additional paid-in capital		21,347,278		16,493,989		13,673,365
Accumulated deficits		(18,531,433)		(15,974,075)		(13,191,797)
Accumulated other comprehensive income		1,292,298		1,123,344		804,020
Total stockholders’ equity		4,129,783		1,663,258		1,305,588
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 8,287,598		$ 4,460,247		$ 4,599,977

[1]	See Note 12 for disclosure of related parties amounts.
[2]	See Note 13 for disclosure of related parties amounts.
[3]	Giving retroactive effect to the 4 for 1 share split effected on May 16, 2023 and 5 for 1 reverse share split effected on October 15, 2024.